Revenues from Contracts with Customers (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) item	Jun. 30, 2019 USD ($)
Revenues from Contracts with Customers
Revenue	$ 158,861	$ 154,251	$ 324,758	$ 320,798
Net pool allocation		2,658		(4,080)
Number of categories for allocation of revenue from time charters | item			2
Fixed rate time charters
Revenues from Contracts with Customers
Revenue	138,990	141,291	$ 273,147	275,503
Variable rate time charters
Revenues from Contracts with Customers
Revenue	19,671		51,219
Cool Pool Services
Revenues from Contracts with Customers
Revenue		12,776		44,918
Vessel Management Services
Revenues from Contracts with Customers
Revenue	$ 200	$ 184	$ 392	$ 377